Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	714,862	170,324	559,053	912,804
Payroll and related expenses	182,500	65,000	258,467	157,500
Rent expense	11,510	9,930	22,088	197,415
Stock-based compensation	345,000	277,500	1,454,167	2,966,115
Other general and administrative expenses	86,452	40,384	329,902	487,689
Total operating expenses	1,340,324	563,138	2,623,677	4,721,523
Operating loss	(1,340,324)	(563,138)	(2,623,677)	(4,721,523)
Other income (expense)
Amortization of debt discount	(36,801)		(22,351)	(19,490)
Interest income				6,846
Interest expense	(134,805)	(119,750)	(428,936)	(403,165)
Total other income (expense), net	(171,606)	(119,750)	(451,287)	(415,809)
Net loss	$ (1,511,930)	$ (682,888)	$ (3,074,964)	$ (5,137,332)
Basic net loss per common share	$ (0.11)	$ (0.05)	$ (0.23)	$ (0.42)
Diluted net loss per common share	$ (0.11)	$ (0.05)	$ (0.23)	$ (0.42)
Basic weighted average common shares outstanding	13,941,951	13,099,967	13,432,656	12,351,678
Diluted weighted average common shares outstanding	13,941,951	13,099,967	13,432,656	12,351,678